Financial Risk Management - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 1,317	€ 691
Financial investments at fair value through other comprehensive income		80,748
Capital commitments	€ 0	0
Percentage Of Increase Decrease In Warrant Price	1.00%
Warrant [member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 58
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 5,834	€ 83,252